CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized		2,000,000,000
Class A ordinary shares
Common stock shares authorized	1,800,000,000
Common stock shares issued	749,323,103	748,953,103
Common stock shares outstanding	724,582,975	727,855,233
Class B ordinary shares
Common stock shares authorized	200,000,000
Common stock shares issued	140,830,401	140,830,401
Common stock shares outstanding	140,830,401	140,830,401